Expected Cash Flows for the Pension Benefit and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans, Defined Benefit
Expected Benefit Payments
2011	$ 182	[1],[2]
2012	159	[1],[2]
2013	158	[1],[2]
2014	156	[1],[2]
2015	154	[1],[2]
2016-2020	774	[1],[2]
Pension Plans, Defined Benefit | Plan Participants
Employer Contributions
2011 (expected)	28	[1],[2]
Other Postretirement Benefit Plans, Defined Benefit
Expected Benefit Payments
2011	16	[3]
2012	16	[3]
2013	16	[3]
2014	15	[3]
2015	14	[3]
2016-2020	60	[3]
Other Postretirement Benefit Plans, Defined Benefit | Plan Participants
Employer Contributions
2011 (expected)	0	[3]
Medicare Part D
Expected Benefit Payments
2011	(3)
2012	(1)
2013	(1)
2014	(1)
2015	(1)
2016-2020	(6)
Medicare Part D | Plan Participants
Employer Contributions
2011 (expected)	$ (3)

[1]	At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.
[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.
[3]	The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contributions.